Risk Management - Additional Information (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial risk management [line items]
Foreign exchange gain (loss)	$ 210,191	$ (145,667)	$ 385,335	$ 403,922	$ 606,270	$ 264,930	$ (122,368)
Liquidity Risk
Disclosure of financial risk management [line items]
Amount due to reverse factoring transactions	852,205		$ 852,205		$ 472,950	808,607	311,158
Exchange Rate Risks
Disclosure of financial risk management [line items]
Foreign exchange, percentage			10.00%		10.00%
Foreign exchange gain (loss)			$ 330,363		$ 462,376	447,369	425,850
Santander and HSBC | Liquidity Risk
Disclosure of financial risk management [line items]
Amount due to reverse factoring transactions	559,229		559,229		449,850
Other Financial Institutions | Liquidity Risk
Disclosure of financial risk management [line items]
Amount due to reverse factoring transactions	$ 292,976		$ 292,976		$ 23,100	470,271	83,722
Santander | Liquidity Risk
Disclosure of financial risk management [line items]
Amount due to reverse factoring transactions						$ 338,336	$ 227,436